UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Diversified Value Portfolio
Schedule of Investments

March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (95.9%)

Consumer Discretionary (7.5%)
Mattel, Inc.	621,900	$13,278
Cendant Corp.	598,600	12,295
* Service Corp. International	838,800	6,274
Carnival Corp.	80,200	4,155

	36,002

Consumer Staples (12.5%)
Altria Group, Inc.	218,300	14,275
UST, Inc.	267,600	13,835
Imperial Tobacco Group ADR	254,500	13,489
ConAgra Foods, Inc.	379,000	10,241
* Dean Foods Co.	248,900	8,537

	60,377

Financial Services (22.4%)
Allstate Corp.	262,800	14,207
SLM Corp.	284,900	14,199
Bank of America Corp.	297,800	13,133
Citigroup, Inc.	283,800	12,754
Washington Mutual, Inc.	297,050	11,734
Wells Fargo & Co.	188,200	11,254
XL Capital Ltd. Class A	102,900	7,447
MBNA Corp.	269,200	6,609
MGIC Investment Corp.	105,100	6,482
Equity Office Properties Trust REIT	192,100	5,788
JPMorgan Chase & Co.	125,450	4,341

	107,948

Health Care (13.3%)
* WellPoint Inc.	141,700	17,762
Pfizer Inc.	550,300	14,456
Schering-Plough Corp.	497,400	9,028
Baxter International, Inc.	259,000	8,801
Wyeth	170,000	7,171
Bristol-Myers Squibb Co.	277,900	7,075

	64,293

Integrated Oils (13.2%)
ConocoPhillips Co.	195,672	21,101
Occidental Petroleum Corp.	228,400	16,255
BP PLC ADR	213,312	13,311
ChevronTexaco Corp.	224,800	13,108

	63,775

Other Energy (0.9%)
* Reliant Energy, Inc.	399,015	4,541

Materials & Processing (4.6%)
Lyondell Chemical Co.	456,200	12,737
Weyerhaeuser Co.	91,000	6,234
International Paper Co.	89,200	3,282

	22,253

Producer Durables (5.8%)
Emerson Electric Co.	160,500	10,421
* Nokia Corp. ADR	569,500	8,787
The Boeing Co.	146,000	8,535

	27,743

Technology (1.0%)
Hewlett-Packard Co.	217,000	4,761

Utilities (11.7%)
Entergy Corp.	174,600	12,337
Duke Energy Corp.	422,000	11,820
American Electric Power Co., Inc.	345,240	11,759
Verizon Communications Inc.	243,760	8,653
CenterPoint Energy Inc.	581,000	6,989
Exelon Corp.	103,300	4,740

	56,298

Other (3.0%)
Tyco International Ltd.	235,100	7,946
ITT Industries, Inc.	69,600	6,281

	14,227

TOTAL COMMON STOCKS
(Cost $391,528)	462,218

TEMPORARY CASH INVESTMENTS (4.9%)

Money Market Funds (4.9%)
Vanguard Market Liquidity Fund, 2.748%**	23,662,195	23,662

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $23,662)	23,662

TOTAL INVESTMENTS (100.8%)
(Cost $415,190)	485,880

OTHER ASSETS AND LIABILITIES—NET (-0.8%)	(4,017)

NET ASSETS (100%)	$481,863

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $415,190,000. Net unrealized appreciation of investment securities for tax purposes was $70,690,000, consisting of unrealized gains of $78,064,000 on securities that had risen in value since their purchase and $7,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.